Taxation - Tax rate (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Main rate of UK corporation tax	25.00%			19.00%	19.00%
Change in tax rate announced
Disclosure of non-adjusting events after reporting period [line items]
Main rate of UK corporation tax		19.00%	19.00%